Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2013
Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2012 and June 30, 2013:

	December 31,		June 30, 2013
	2011	2012
			(unaudited)
In-vehicle devices—installed	$51,454	$71,110	$84,116
In-vehicle devices—uninstalled	1,127	2,843	3,543
Computer equipment	3,088	3,984	4,990
Internal-use software	1,462	2,393	3,273
Furniture and fixtures	579	999	1,219
Leasehold improvements	343	687	1,241

Total property and equipment	58,053	82,016	98,382
Less: Accumulated depreciation and amortization	(31,205)	(40,884)	(46,561)

Property and equipment, net	$26,848	$41,132	$51,821